THE MANAGERS FUNDS LOGO]

                    MANAGERS MONEY MARKET FUND

                          ANNUAL REPORT
                        NOVEMBER 30, 2001




                        TABLE OF CONTENTS

                                                              Page

LETTER TO SHAREHOLDERS ....................................... 1
MANAGERS PERFORMANCE ......................................... 2
  COMPLETE PERFORMANCE TABLE FOR ALL OF THE MANAGERS FUNDS
  AND MANAGERS AMG FUNDS AS OF DECEMBER 31, 2001
FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities ........................ 3
    FUND'S BALANCE SHEET
  Statement of Operations .................................... 3
    DETAIL OF SOURCES OF INCOME AND FUND EXPENSES DURING
     THE YEAR
  Statement of Changes in Net Assets.......................... 4
    DETAIL OF CHANGES IN FUND ASSETS AND DISTRIBUTIONS TO
     SHAREHOLDERS DURING THE PAST TWO YEARS
FINANCIAL HIGHLIGHTS.......................................... 5
    HISTORICAL DISTRIBUTIONS, TOTAL RETURNS, EXPENSE RATIOS
     AND NET ASSETS
NOTES TO FINANCIAL STATEMENTS ................................ 6
    ACCOUNTING AND DISTRIBUTION POLICIES, DETAILS OF
     AGREEMENTS ANDTRANSACTIONS WITH FUND MANAGEMENT
     AND AFFILIATES
REPORT OF INDEPENDENT ACCOUNTANTS ............................ 8

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LETTER TO SHAREHOLDERS

Dear Fellow Shareholder:

     The year 2001, it seems, turned out far differently than Arthur C. Clark ever envi-sioned, and clearly not as good. From an historical perspective, 2001 will always be remembered for the events of September 11 th , and the psychological, political and cultural changes those events have brought about. From a financial perspective, the year
2001 was eventful long before September. Although it was not official until the end of the year, the U.S. economy was in recession throughout most of 2001. Corporate profits deteriorated from their peak in 2000, manufacturing and capital spending declined, and unemployment increased to its highest level in six years. Having raised interest rates throughout much of 2000 in an effort to cool a possibly overheating economy, the Federal Reserve abruptly changed to an easing bias and reduced targets for short-term interest rates eleven times throughout the calendar year 2001 in an attempt to stimulate the economy. This took the Fed Funds rate from 6.5% at the end of 2000 down to 1.75% by the end of calendar 2001. In addition, faced with a budget surplus early in the year and an economy that was clearly struggling, the Federal Government issued tax refunds to all taxpayers.

     The financial markets acted accordingly. U.S. stock markets traded significantly lower throughout most of the year, and with interest rates falling, bond prices rallied.
Although very long-term rates stayed essentially the same, medium-term and short-term rates dropped significantly. The decline in corporate profitability increased the importance of credit quality, and high credit quality bonds performed better than low-grade issues. The terrorist attacks put special pressure on travel and leisure-related securities as these companies saw an extreme reduction in their business volumes.

     Despite the significant drop in yield, money market securities were a relatively good place to be invested during 2001. For the twelve months ended November 30, 2001, Managers Money Market Fund provided a return of 4.27%. For the same period, the iMoneyNet All Taxable Money Fund
Average return was 3.96%. With short-term interest rates at their lowest levels in years, however, the prospective returns for the Fund are currently much lower.
As of December 31, 2001, the 30-day average annualized yield for the Fund was 1.67%. While there has been a structural change to the Fund so that it is no longer a "Master-Feeder" structure, the management team and investment process is unchanged and the portfolio remains invested only in securities with the highest credit quality ratings, and is well diversified by industry and country, with significant holdings of commercial paper, corporate notes & bonds, and certificates of deposit.

     Page 2 of this report contains a table with the performance of the Fund over various trailing time periods along with performance of all of the Funds within The
Managers Funds family. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website and should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website at www.managersfunds.com. We thank you for your investment in The Managers Funds.

Peter M. Lebovitz                  Thomas G. Hoffman
President                          Director of Research
The Managers Funds LLC             The Managers Funds LLC

                            1
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
--------------------------------------------------------------------------------
THE MANAGERS FUNDS AND
MANAGERS AMG FUNDS PERFORMANCE (UNAUDITED)
All periods ended December 31, 2001
--------------------------------------------------------------------------------


                                                AVERAGE ANNUAL TOTAL RETURNS (A)

THE MANAGERS FUNDS:                                            SINCE   INCEPTION
EQUITY FUNDS:         1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION    DATE
                      ------   -------   -------  --------  ---------  ---------
Value                   2.92%     5.58%    10.84%    12.63%    13.47%   Oct. '84
Capital Appreciation (31.55)%     2.63%    13.91%    13.97%    14.95%   Jun. '84
Small Company        (12.16)%      -         -         -      (12.42)%  Jun. '00
Special Equity        (8.07)%    11.34%    11.47%    14.41%    15.01%   Jun. '84
International Equity (23.35)%    (4.21)%    2.22%     7.96%    10.38%   Dec. '85
Emerging Markets
  Equity              (0.57)%    11.48%      -         -        1.81%   Feb. '98
U.S. Stock Market
  Plus               (11.66)%    (2.01)%    9.50%      -       13.79%   Jun. '92
INCOME FUNDS:
Money Market           3.86%      4.95%     5.09%     4.51%     5.72%   Jun. '84
Short Duration
  Government           7.55%      5.52%     5.53%      -        5.49%   Mar. '92
Intermediate Bond      6.50%      5.35%     5.44%     5.69%     7.65%   Jun. '84
Intermediate Duration
  Government           8.17%      6.24%     6.85%      -        7.66%   Mar. '92
Bond                   9.64%      7.54%     7.24%     8.09%    10.14%   Jun. '84
Global Bond           (4.10)%    (5.29)%    0.29%      -        2.83%   Mar. '94
--------------------------------------------------------------------------------
MANAGERS AMG FUNDS:
Essex Aggressive
  Growth             (32.01)%      -         -         -       (2.06)%  Nov. '99
Frontier Growth      (22.95)%     2.21%    10.17%    9.97%     14.91%   Mar. '88
First Quadrant
  Tax-Managed Equity  (7.36)%      -         -         -       (4.25)%  Dec. '00
Frontier Small
  Company Value         -          -         -         -       15.12%   Feb. '01
Rorer Large-Cap         -          -         -         -       (0.10)%  Dec. '01
Rorer Mid-Cap           -          -         -         -        1.90%   Dec. '01
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.  THE
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
BE MORE OR LESS THAN THE ORIGINAL COST.  AN INVESTMENT IN
MANAGERS MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
GOVERNMENT AGENCY.  ALTHOUGH MANAGERS MONEY MARKET FUND
SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
FUND.  ADDITIONAL RISKS ARE ASSOCIATED WITH INVESTING IN
INTERNATIONAL AND EMERGING MARKETS, AND SUCH SECURITIES MAY
BE CONSIDERED SPECULATIVE.  THERE ARE ALSO RISKS ASSOCIATED
WITH INVESTING IN SMALL-CAP COMPANIES, SUCH AS INCREASED
VOLATILITY.  FOR MORE INFORMATION REGARDING THE MANAGERS
FUNDS AND MANAGERS AMG FUNDS, INCLUDING FEES, EXPENSES AND
RISKS, PLEASE CALL (800) 835-3879 OR VISIT OUR WEBSITE AT
WWW.MANAGERSFUNDS.COM FOR A PROSPECTUS.  PLEASE READ THE
PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.  THE
PROSPECTUS IS NOT AN OFFER TO SELL SHARES IN THE FUNDS.
DISTRIBUTED BY MANAGERS DISTRIBUTORS, INC. A NASD MEMBER.

(a) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

     The accompanying notes are an integral part of these financial statements.

                           2
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
--------------------------------------------------------------------------------
THE MANAGERS FUNDS AND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2001
--------------------------------------------------------------------------------

ASSETS:
  Investment in JPMorgan Prime Money Market Fund
    Institutional Class Shares                            $35,393,939
  Receivable for Fund shares sold                           1,171,768
  Interest receivable                                          83,758
  Prepaid expenses                                              9,277
                                                          -----------
    Total assets                                           36,658,742
                                                          -----------
LIABILITIES:
  Payable for Fund shares repurchased                         917,263
  Administration fee payable                                   13,655
  Other accrued expenses                                       15,881
                                                          -----------
    Total liabilities                                         946,799
                                                          -----------
NET ASSETS                                                $35,711,943
                                                          ===========
  Shares outstanding                                       35,711,943
                                                          ===========
  Net asset value, offering and redemption price per share      $1.00
                                                                =====
NET ASSETS REPRESENT:
  Paid-in capital                                         $35,711,943
                                                          ===========

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the fiscal year ended November 30, 2001
-------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                       $2,370,817
  Dividend income                          386,647        $2,757,464
                                        ----------
EXPENSES:
  Administration fees                       89,532
  Transfer agent fees                       47,793
  Professional fees                         20,860
  Registration fees                         20,753
  Accounting fees                            5,135
  Trustees' fees                             2,795
  Miscellaneous expenses                     7,333
  Allocated expenses of the Portfolio       65,579
                                        ----------
    Total expenses                                           259,780
                                                         -----------
NET INVESTMENT INCOME                                     $2,497,684
                                                         ===========


     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE MANAGERS FUNDS AND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2001
--------------------------------------------------------------------------------

                                              2001                   2000
                                           ------------           -----------
Increase (Decrease) in Net Assets
  From Operations:
    Net investment income                  $  2,497,684          $  3,240,773
                                           ------------          ------------

  Distributions to Shareholders:
    From net investment income               (2,497,684)           (3,240,773)
                                           ------------          ------------
  From Capital Share Transactions
    (at a constant $1.00 per share):
    Proceeds from sale of shares            634,306,372           743,490,902
    Reinvestment of distributions             2,383,391             3,017,235
    Cost of shares repurchased             (667,570,973)         (733,542,099)
                                           ------------          ------------
     Net increase (decrease) from capital
       share transactions                   (30,881,210)           12,966,038
                                           ------------          ------------
    Total increase (decrease) in net assets (30,881,210)           12,966,038

Net Assets:
  Beginning of year                          66,593,153            53,627,115
                                           ------------          ------------
  End of year                              $ 35,711,943          $ 66,593,153
                                           ============          ============


     The accompanying notes are an integral part of these financial statements.

                           4
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
--------------------------------------------------------------------------------
THE MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each fiscal year
--------------------------------------------------------------------------------
                                 Fiscal year ended November 30,
                        --------------------------------------------------------
                          2001       2000       1999       1998      1997
                        -------    -------     -------    -------   -------
NET ASSET VALUE,
  BEGINNING OF YEAR     $1.000     $1.000      $1.000     $1.000    $1.000

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income  0.042      0.059       0.047      0.052     0.052

LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income (0.042)    (0.059)     (0.047)    (0.052)   (0.052)
                        -------    -------     -------    -------   -------
NET ASSET VALUE,
  END OF YEAR           $1.000     $1.000      $1.000     $1.000    $1.000
                        =======    =======     =======    =======   =======
--------------------------------------------------------------------------------
Total Return             4.27%      6.05%(a)    4.84%(a)   5.30%(a)  5.35%(a)
================================================================================
Ratio of net expenses to
  average net assets (c) 0.44%      0.49%(b)    0.48%(b)   0.50%(b)  0.40%(b)

Ratio of net investment
  income to average net
  assets                 4.18%      5.89%       4.74%      5.17%     5.22%

Net assets at end of
  year (000's omitted)$35,712    $66,593     $53,627    $45,282   $36,544
================================================================================


(a) The total returns would have been lower had certain expenses not been reduced during the year.
(b) Absent expense waivers or reimbursement the ratio of net expenses to average net assets for the fiscal years ended November 30, 2000, 1999, 1998, and 1997 would have been 0.51%, 0.63%, 0.70%, and 0.74%, respectively.
(c) Prior to September 4, 2001 the Fund invested all of its investable assets under a "Master-Feeder" arrangement under which expenses of the Master were allocated to the Fund.

                            5
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--------------------------------------------------------------------------------
THE MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2001
--------------------------------------------------------------------------------
Managers Money Market Fund (the "Fund") is a series of The
Managers Funds (the "Trust"), a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company
Act of 1940, as amended. Currently, the Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Prime Money
Market Fund (the "JPM Fund"), a separate registered investment company with substantially the same investment objective and policies as the Fund. The performance of the Fund is directly affected by the performance of the JPM
Fund. Prior to September 4, 2001 the Fund invested all of its investable assets in The Prime Money Market Portfolio
(the "Portfolio") sponsored by J.P. Morgan Investment
Management, Inc.

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United
States of America, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) VALUATION OF INVESTMENTS
The investment in the JPM Fund is valued at its end of day net asset value per share. The JPM Fund's underlying investments (and prior to September 4, 2001 the Portfolio's investments) are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

(b) SECURITY TRANSACTIONS
Dividends declared by the JPM Fund accrue daily. Prior to September 4, 2001, the Fund recorded its share of interest income, expenses and realized gains and losses and adjusted its investment in the Portfolio each day.

(c) INVESTMENT INCOME AND EXPENSES
As a shareholder of the JPM Fund, the Fund will receive its proportionate share of the dividends paid by such class, which takes into consideration the Fund's proportionate share of net investment income and expenses of such class.
Prior to September 4, 2001, all the net investment income and realized gains and losses of the Portfolio were allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the

                            6
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Trust, which cannot be directly attributed to the Fund are
apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

(d) DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, normally will be declared daily and payable on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as mended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) CAPITAL STOCK
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.
Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2001, one unaffiliated shareholder held 11% of the outstanding shares of the Fund.

(2)	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust entered into an Administrative and Shareholder
Servicing Agreement under which The Managers Funds LLC (the
"Administrator"), a subsidiary of Affiliated Managers
Group, Inc. ("AMG"), serves as the Fund's administrator and is responsible for certain aspects of managing the Fund's operations, including administration and shareholder services of the Fund. For these services, the Trust is required to pay the Administrator 0.15% of the Fund's average daily net assets per annum. The Fund is distributed by Managers Distributors, Inc., ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain
Trustees and Officers of the Fund are Officers and/or
Directors of the Administrator, AMG and/or MDI.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $20,000. Prior to September 7, 2001, the fee was $16,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The
Trustees' fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

                                7
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-----------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-----------------------------------------------------------
To the Board of Trustees and the Shareholders of Managers Money Market Fund:

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers Money Market Fund (the "Fund") at
November 30, 2001, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit.
We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the Custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 22, 2002

                           8
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                   [THE MANAGERS FUNDS LOGO]

ADMINISTRATOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

DISTRIBUTOR
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

FOR MANAGERSCHOICE ONLY
-----------------------
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406
(800) 358-7668

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis
* Interested person

                            9
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THE MANAGERS FUNDS
EQUITY FUNDS:
------------------
VALUE FUND
  Armstrong Shaw Associates Inc.
  Osprey Partners Investment Mgmt., LLC
CAPITAL APPRECIATION FUND
  Essex Investment Management Co., LLC
  Holt-Smith & Yates Advisors, Inc.
SMALL COMPANY FUND
  Kalmar Investment Advisers, Inc.
  HLM Management Co., Inc.
SPECIAL EQUITY FUND
  Goldman Sachs Asset Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management LLC
  Skyline Asset Management, L.P.
INTERNATIONAL EQUITY FUND
  Zurich Scudder Investments, Inc.
  Lazard Asset Management
  Mastholm Asset Management, L.L.C.
EMERGING MARKETS EQUITY FUND
  Rexiter Capital Management Limited
U.S. STOCK MARKET PLUS FUND
  Smith Breeden Associates, Inc.

INCOME FUNDS:
-------------
BOND FUND
  Loomis, Sayles & Co. L.P.
GLOBAL BOND FUND
  Rogge Global Partners plc.
INTERMEDIATE DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.
INTERMEDIATE BOND FUND
  Metropolitan West Asset Mgmt., LLC
SHORT DURATION
GOVERNMENT FUND
  Smith Breeden Associates, Inc.
MONEY MARKET FUND
  J.P. Morgan Fleming Asset Management(USA), Inc.

MANAGERS AMG FUNDS
EQUITY FUNDS:
--------------------
ESSEX AGGRESSIVE GROWTH FUND
  Essex Investment Management Company, LLC
FRONTIER GROWTH FUND
FRONTIER SMALL COMPANY VALUE FUND
  Frontier Capital Management Co., LLC
FIRST QUADRANT TAX-MANAGED EQUITY FUND
  First Quadrant, L.P.
RORER LARGE-CAP FUND
RORER MID-CAP FUND
  Rorer Asset Management, LLC

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Porspectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., a NASD member.

               www.managersfunds.com
                www.managersamg.com

                          10
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